COMMITMENTS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
COMMITMENTS
Minimum future rent payments to the parent	$ 48.1
Operating lease expenses	66.6	$ 68.1	$ 67.1
2019 | Leases
COMMITMENTS
Minimum payments	49.5
2019 | Other commitments
COMMITMENTS
Minimum payments	247.4
2020 to 2023 | Leases
COMMITMENTS
Minimum payments	94.8
2020 to 2023 | Other commitments
COMMITMENTS
Minimum payments	648.4
2024 and thereafter | Leases
COMMITMENTS
Minimum payments	96.7
2024 and thereafter | Other commitments
COMMITMENTS
Minimum payments	$ 455.7